Intangible Assets, Net - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Computer software	¥ 5,596	$ 858	¥ 1,643
Accumulated amortization	(2,139)	(328)	(1,300)
Intangible assets net (excluding goodwill)	¥ 3,457	$ 530	¥ 343